AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 22, 2006.

SECURITIES ACT FILE NO. 333-135947

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 1

LEGG MASON PARTNERS INCOME FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET NW WASHINGTON, DC 20006-1238	SARAH E. COGAN, ESQ. SIMPSON THACHER & BARTLETT LLP 425 LEXINGTON AVENUE NEW YORK, NY 10017	RICHARD M. WACHTERMAN, ESQ. LEGG MASON & CO., LLC 100 LIGHT STREET BALTIMORE, MD 21202	ROBERT I. FRENKEL, ESQ. LEGG MASON & CO., LLC 300 FIRST STAMFORD PLACE STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class B, Class C and Y shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

PART C

OTHER INFORMATION

Item 15. Indemnification

Under Section 6.4 of the Registrant’s Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having or been a Trustee or officer of the Registrant . This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Trustee or officer would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt on an undertaking by such Trustee or officer to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person of the Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. Exhibits

1(a) Registrant’s First Amended and Restated Master Trust Agreement dated November 5, 1993 and Amendment No. 1 to the Master Trust Agreement dated July 30, 1993 are incorporated by reference to Post-Effective Amendment No. 36.

1(b) Amendment to Registrant’s Master Trust Agreement dated June 12, 1998 is incorporated by reference to Post-Effective Amendment No. 52.

1(c) Amendment to Registrant’s Master Trust Agreement dated April 7, 2003 is incorporated by reference to Post-Effective Amendment No. 63.

1(d) Amendment to Registrant’s Master Trust Agreement dated May 1, 2003 is incorporated by reference to Post-Effective Amendment No. 64.

1(e) Amendment to Registrant’s Master Trust Agreement dated May 14, 2003 is incorporated by reference to Post-Effective Amendment No. 64.

1(f) Amendment Number 9 to Registrant’s Master Trust Agreement dated September 29, 2003 is incorporated by reference to Post-Effective Amendment No. 67.

1(g) Amendment Number 10 to Registrant’s Master Trust Agreement dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 67.

1(h) Amendment No. 11 to the First Amended and Restated Master Trust Agreement dated as of March 11, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

1(i) Amendment No. 12 to the First Amended and Restated Master Trust Agreement dated as of April 21, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

2 Amended and Restated By-Laws of Smith Barney Open-End Funds that are Massachusetts Business Trusts is incorporated by reference to Post-Effective Amendment No. 63.

3 Not Applicable.

4 Form of Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14.

5 Registrant’s form of stock certificates for Class A, Class B, Class C and Class Y shares of beneficial interest of Legg Mason Partners High Income Fund (formerly Smith Barney High Income Fund) are incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

6(a) Management Agreement between the Registrant and Smith Barney Fund Management LLC dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

6(b) Management Agreement between the Registrant and Smith Barney Fund Management LLC dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

6(c) Management Agreement between the Registrant and Smith Barney Fund Management LLC dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

6(d) Management Agreement between the Registrant and Smith Barney Fund Management LLC dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

6(e) Management Agreement between the Registrant and Smith Barney Fund Management LLC dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

6(f) Management Agreement between the Registrant and Smith Barney Fund Management LLC dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

6(g) Management Agreement between the Registrant and Smith Barney Fund Management LLC dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

6(h) Sub-Investment Advisory Agreement between the Registrant and Salomon Brothers Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

7(a) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 54.

7(b) Amended Distribution Agreement between Registrant and PFS Distributors, Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

7(c) Amendment to Distribution Agreement between Registrant and CGMI is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

7(d) Distribution Agreement between Registrant and LMIS is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

8 Not Applicable.

9 Form of Custodian Agreement with State Street Bank and Trust Company dated January 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

10 Form of Amended Shareholder Services and Distribution Plan is incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

11(a) Opinion and Consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

11(b) Opinion and Consent of Bingham McCutchen LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

12 Form of Opinion of Dechert LLP supporting tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

13 Not Applicable.

14(a) Consent of KPMG LLP is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

14(b) Consents of PricewaterhouseCoopers LLP are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

15 Not Applicable.

16 Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(a) Forms of Proxy Card are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(b) Statement of Additional Information of Legg Mason Capital and Income Fund dated May 1, 2006, as supplemented to date, is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(c) Annual Report of Legg Mason Capital and Income Fund for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(d) Prospectus and Statement of Additional Information of Legg Mason Partners Dividend and Income Fund dated November 28, 2005, as supplemented to date, are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(e) Annual report of Legg Mason Partners Dividend and Income Fund for year ended July 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(f) Semi-annual report of Legg Mason Partners Dividend and Income Fund for period ended January 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(g) Prospectus and Statement of Additional Information of Salomon Brothers Balanced Fund dated May 1, 2006, as supplemented to date, are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(h) Annual report of Salomon Brothers Balanced Fund for year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(i) Annual report of Salomon Brothers Balanced Fund for year ended December 31, 2004 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(j) Prospectus and Statement of Additional Information of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value dated August 29, 2005, as supplemented to date, are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(k) Annual report of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value for year ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(l) Prospectus and Statement of Additional Information of Legg Mason Balanced Trust dated August 1, 2005, as supplemented to date, are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(m) Annual report of Legg Mason Balanced Trust for year ended March 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(n) Statement of Additional Information of Legg Mason Partners High Income Fund dated November 28, 2005, as supplemented to date, is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(o) Annual report of Legg Mason Partners High Income Fund for year ended July 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(p) Semi-annual report of Legg Mason Partners High Income Fund for period ended January 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(q) Prospectus and Statement of Additional Information of Legg Mason High Yield Portfolio dated May 1, 2006, as supplemented to date, are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(r) Annual report of Legg Mason High Yield Portfolio for year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(s) Transfer Agency and Services Agreement between Registrant and PFPC, Inc. dated January 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(t) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies as amended September 13, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(u) Code of Ethics of Western Asset Management Company adopted February 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(v) Code of Ethics of Batterymarch Financial Management Inc. dated February 1, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(w) Amended and Restated 18f-3 Plan is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

ITEM 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 22nd day of August, 2006.

LEGG MASON PARTNERS INCOME FUNDS, on behalf of Legg Mason Partners Capital and Income Fund and Legg Mason Partners High Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURE	TITLE	DATE

	/s/R. Jay Gerken R. Jay Gerken	President, Chairman of the Board, Trustee and Chief Executive Officer	August 22, 2006

	/s/Robert Brault Robert Brault	Chief Financial Officer and Treasurer	August 22, 2006

	/s/ Lee Abraham* Lee Abraham	Trustee	August 22, 2006

	/s/ Donald R. Foley* Donald R. Foley	Trustee	August 22, 2006

	/s/ Jane Dasher* Jane Dasher	Trustee	August 22, 2006

	/s/ Richard D. Hanson, Jr.* Richard D. Hanson, Jr.	Trustee	August 22, 2006

	/s/ Paul Hardin* Paul Hardin	Trustee	August 22, 2006

	/s/ Roderick C. Rasmussen* Roderick C. Rasmussen	Trustee	August 22, 2006

	/s/ John P. Toolan* John P. Toolan	Trustee	August 22, 2006

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact